Long-Term Debt - Components (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 02, 2023	Dec. 31, 2022
Long-Term Debt
Long-term debt	$ 1,016,569		$ 1,062,647
Less: current installments	190,535		371,906
Less: unamortized deferred loan issuance costs	2,218		2,119
Current portion of long-term debt	188,317		369,787
Amounts due after one year	826,034		690,741
Less: unamortized deferred loan issuance costs	5,151		4,140
Long-term debt, less current installments, and unamortized deferred loan issuance costs	820,883		686,601
$345 million loan facility
Long-Term Debt
Long-term debt	301,083		313,630
Debt instrument face amount	345,000		345,000
$320 million loan facility
Long-Term Debt
Long-term debt			192,021
Debt instrument face amount	320,000		320,000
$240 million loan facility
Long-Term Debt
Long-term debt	240,000
Debt instrument face amount	240,000	$ 240,000	240,000
$55 million revolving credit facility with DNB
Long-Term Debt
Long-term debt			55,000
Debt instrument face amount	55,000		55,000
$172.5 million loan facility
Long-Term Debt
Long-term debt	24,289		31,739
Debt instrument face amount	172,500		172,500
$25 million revolving credit facility | NTT Finance Corporation
Long-Term Debt
Long-term debt	25,000		25,000
Debt instrument face amount	25,000		25,000
$25 million revolving credit facility | Shinsei
Long-Term Debt
Long-term debt	20,000		25,000
Debt instrument face amount	25,000		25,000
Hilda Loan Facility
Long-Term Debt
Long-term debt	63,077		66,154
Tove loan facility
Long-Term Debt
Long-term debt	75,332		77,516
Synnve loan facility
Long-Term Debt
Long-term debt	82,923		85,292
Raquel Sale & Leaseback
Long-Term Debt
Long-term debt	81,716		84,247
Torill Sale & Leaseback
Long-Term Debt
Long-term debt	$ 103,149		$ 107,048